ACQUISITIONS	12 Months Ended
Dec. 31, 2017
ACQUISITIONS
ACQUISITIONS

13.  ACQUISITIONS

SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

Expected future cash flows used to determine the fair value of, inter alia, property, plant and equipment and contingent consideration are inherently uncertain and could materially change over time. The fair value is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.

ACCOUNTING POLICY

Business combinations

The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration is measured at fair value at the date of acquisition. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets. Subsequently, the carrying amount of non-controlling interest is the amount of the interest at initial recognition plus the non-controlling interest’s share of the subsequent changes in equity, plus or minus changes in the portion of interest of the equity of the subsidiary not attributable, directly or indirectly, to Sibanye-Stillwater shareholders.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is a gain recognised directly in profit or loss.

13.1 STILLWATER ACQUISITION

On 9 December 2016, Sibanye-Stillwater announced it had reached a definitive agreement to acquire Stillwater Mining Company (Stillwater) for US$18 per share in cash, or US$2,200 million in aggregate (the Stillwater Transaction). On 25 April 2017, at the shareholders meeting of Sibanye-Stillwater, the Sibanye-Stillwater shareholders approved the proposed Stillwater Transaction by voting in favour of the various resolutions to give effect to the Stillwater Transaction and at the shareholders meeting of Stillwater, the requisite majority of Stillwater shareholders resolved to approve the Stillwater Transaction. Sibanye-Stillwater obtained control (100%) of Stillwater on this date. The effective date of the implementation of the Stillwater Transaction was 4 May 2017, when Sibanye-Stillwater took over legal ownership of Stillwater.

For the eight months ended 31 December 2017, Stillwater contributed revenue of US$688.3 million (R9,161.6 million) and a profit of US$152.4 million (R2,028.1 million) to the Group’s results.

The purchase price allocation (PPA) has been prepared on a provisional basis in accordance with IFRS 3. If new information obtained within one year of the acquisition date, about facts and circumstances that existed at the acquisition date, identifies adjustments to the below amounts or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.

Subsequent to the date of the acquisition, the Group received new information relating to exploration and evaluation assets that existed at acquisition date and adjustments were made to the provisional calculation of the fair values resulting in a decrease of USS$9.4 million (R123.7 million) in the fair value of property, plant and equipment, a decrease of US$3.6 million (R46.7 million) to the net deferred tax liabilities, and an increase of US$5.8 million (R77.0 million) in the reported value of goodwill. Accordingly, the PPA has been restated as required by IFRS 3.

CONSIDERATION

The consideration paid is as follows:

Figures in million	Note	US dollar	SA rand
Cash		2,080.7	27,174.5
Liability raised in respect of dissenting shareholders	18.2	104.5	1,364.3
Settlement of share-based payment awards (cash)		16.2	211.9
Total consideration		2,201.4	28,750.7

ACQUISITION RELATED COSTS

The Group incurred acquisition related costs of R528.5 million on advisory and legal fees. These costs are recognised as transaction costs in profit or loss.

IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following table summarises the recognised fair value of assets acquired and liabilities assumed at the acquisition date:

Figures in million	Notes	US dollar	SA rand
Property, plant and equipment	12	2,293.2	29,948.6
Other non-current assets		6.9	90.8
Inventories		159.7	2,085.4
Current investments		278.9	3,642.2
Cash and cash equivalents		137.2	1,792.2
Other current assets		37.3	487.3
Borrowings		(454.6)	(5,937.6)
Environmental rehabilitation obligation	25	(23.9)	(312.1)
Deferred tax liabilities	9.3	(573.2)	(7,486.3)
Other non-current liabilities		(19.9)	(260.3)
Trade and other payables		(88.1)	(1,150.1)
Other current liabilities		(1.8)	(23.3)
Total fair value of identifiable net assets acquired		1,751.7	22,876.8

The fair value of assets and liabilities excluding property, plant and equipment, inventories and borrowings approximate the carrying value. The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 8.6% for the Stillwater and East Boulder mines and Columbus metallurgical complex, and 10.3% for the Blitz project, an average platinum price of US$1,375/oz and an average palladium price of US$880/oz. The fair value of borrowings (Convertible Debentures) was based on the settlement price.

GOODWILL

Goodwill arising from the acquisition has been recognised as follows:

Figures in million	Note	US dollar	SA rand
Consideration		2,201.4	28,750.7
Fair value of identifiable net assets		(1,751.7)	(22,876.8)
Goodwill	14	449.7	5,873.9

The goodwill is attributable to the talent and skills of Stillwater’s workforce.

The goodwill has been provisionally allocated to the Stillwater CGU. None of the goodwill recognised is expected to be deducted for tax purposes.

13.2 THE RUSTENBURG OPERATIONS ACQUISITION

On 9 September 2015, Sibanye-Stillwater announced that it had entered into written agreements with RPM, a wholly owned subsidiary of Anglo American Platinum to acquire the Bathopele, Siphumelele (including Khomanani), and Thembelani (including Khuseleka) mining operations, two concentrating plants, an on-site chrome recovery plant, the Western Limb Tailings Retreatment Plant, associated surface infrastructure and related assets and liabilities on a going concern basis (the Rustenburg operations) (the Rustenburg operations Transaction).

The purchase consideration comprises an upfront payment of R1.5 billion at the closing of the Rustenburg operations Transaction (Closing) and a deferred payment calculated as being equal to 35% of the distributable free cash flow (as defined in the agreements) generated by the Rustenburg operations over a six year period from the later of Closing or 1 January 2017 (Deferred Payment), subject to a minimum payment of R3.0 billion. In addition to the Deferred Payment, which allows for a favourable extended payment period; should the Rustenburg operations generate negative distributable free cash flows in either 2016, 2017 or 2018, RPM will be required to pay up to R267 million per annum to ensure that the free cash flow for the relevant year is equal to zero.

On 19 October 2016, Sibanye-Stillwater obtained consent in terms of section 11 of the Mineral and Petroleum Resources Development Act for the transfer of the mining right and prospecting right pursuant to the Rustenburg operations Transaction. Sibanye-Stillwater obtained control (88.4%) of the Rustenburg operations on this date.

For the two months ended 31 December 2016, the Rustenburg operations contributed revenue of R1,656.0 million and a loss of R150.0 million to the Group’s results.

At 19 October 2016, the PPA was prepared on a provisional basis in accordance with IFRS 3. During the remeasurement period, the Group received new information relating to deferred tax and the effective date valuations that existed at acquisition date, and adjustments were made to the provisional calculation of the fair values resulting an increase of R249.4 million to the net deferred tax liabilities and a decrease of R249.4 million to the reported gain on acquisition. According, the PPA has been restated as required by IFRS 3.

Consideration

The consideration paid is as follows:

Figures in million - SA rand	Note	2016
Cash		1,500.0
Deferred Payment[1]	18.2	1,553.3
True-up amount[2]		65.1
Total consideration		3,118.4

[1] The Deferred Payment was based on 35% of the expected distributable free cash flow generated by the Rustenburg operations over an extended payment period from 1 January 2017, subject to a minimum payment of R3.0 billion discounted at a cost of debt of 9.5%

[2] The upfront purchase price was adjusted after Closing (i.e. the true-up amount) for actual Closing cash of the Rustenburg operations in excess of the estimated Closing cash of the Rustenburg operations and actual Closing working capital of the Rustenburg operations in excess of the targeted Closing working capital of the Rustenburg operations (in essence, representing a normalised level of working capital).

Acquisition related costs

The Group incurred acquisition related costs of R63.9 million on advisory and legal fees. These costs are recognised as transaction costs in profit or loss.

Identifiable assets acquired and liabilities assumed

The following table summarises the provisional fair value of assets acquired and liabilities assumed at the acquisition date:

		Revised
Figures in million - SA rand	Notes	2016
Property, plant and equipment	12	4,021.5
Environmental rehabilitation obligation funds	17	280.7
Other non-current assets		220.9
Inventories		80.4
Trade and other receivables		2,991.6
Other current assets		242.0
Cash and cash equivalents		0.1
Environmental rehabilitation obligation	25	(79.8)
Deferred tax liabilities	9.3	(1,147.9)
Trade and other payables		(1,312.5)
Total fair value of identifiable net assets acquired		5,297.0

The fair value of assets and liabilities excluding property, plant and equipment, and environmental rehabilitation obligation approximate the carrying value. The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected PGM reserves and costs to extract the PGMs discounted at a weighted average cost of capital (WACC) of 9.2% and an average PGM (4E) basket price of R14,725/oz.

Gain on acquisition

A gain on acquisition has been recognised as follows:

		Revised
Figures in million - SA rand	Note	2016
Consideration		3,118.4
Fair value of identifiable net assets		(5,297.0)
Gain on acquisition	14	(2,178.6)

The excess of the fair value of the net assets acquired over the consideration is recognised immediately in profit or loss as a gain on acquisition. The gain on acquisition is attributable to the fact that Anglo American Platinum has repositioned its portfolio by among others exiting certain assets. The Rustenburg operations Transaction represented an attractively priced entry for Sibanye-Stillwater into the PGM sector.

13.3 AQUARIUS ACQUISITION

On 6 October 2015, Sibanye-Stillwater announced a cash offer of US$0.195 per share for the entire issued share capital of Aquarius (the Aquarius Transaction), valuing Aquarius at US$294 million. The transaction was subject to the fulfilment of various conditions precedent which were completed on 12 April 2016.

On 12 April 2016, Sibanye-Stillwater paid R4,301.5 million to the Aquarius shareholders and obtained control (100%) of Aquarius.

The acquisition had a strong strategic and financial rationale for Sibanye-Stillwater, both as a stand-alone transaction and particularly when considered in conjunction with the Rustenburg operations acquisition.

For the nine months ended 31 December 2016, Aquarius contributed revenue of R2,104.4 million and a profit of R223.6 million to the Group’s results.

CONSIDERATION

The consideration paid is as follows:

Figures in million - SA rand	2016
Cash	4,301.5
Total consideration	4,301.5

ACQUISITION RELATED COSTS

The Group incurred acquisition related costs of R84.7 million on advisory and legal fees. These costs are recognised as transaction costs in profit or loss in 2016.

IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following table summarises the recognised fair value of assets acquired and liabilities assumed at the acquisition date:

Figures in million - SA rand	Notes	2016
Property, plant and equipment	12	1,680.8
Equity-accounted investments	15	2,066.7
Environmental rehabilitation obligation funds	17	151.9
Other non-current assets		108.4
Inventories		155.0
Trade and other receivables		908.9
Cash and cash equivalents		494.1
Environmental rehabilitation obligation	25	(630.0)
Deferred tax liabilities	9.3	49.2
Other non-current liabilities		(32.4)
Trade and other payables		(1,025.6)
Tax and royalties payable		(13.2)
Total fair value of identifiable net assets acquired		3,913.8

The fair value of assets and liabilities excluding property, plant and equipment, and environmental rehabilitation obligation approximate their carrying value. The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected PGM reserves and costs to extract the PGMs discounted at a WACC of 9.0% for Kroondal and Platinum Mile, and 15.0% for Mimosa, and an average PGM (4E) basket price of R14,700/oz.

GOODWILL

Goodwill arising from the acquisition has been recognised as follows:

Figures in million - SA rand	Note	2016
Consideration		4,301.5
Fair value of identifiable net assets		(3,913.8)
Non-controlling interests, based on their proportionate interest in the recognised amounts of the assets and liabilities		12.9
Goodwill	14	400.6

The goodwill is attributable to the synergies between the PGM assets in the Rustenburg area. Refer to note 14 for the allocation of goodwill. None of the goodwill recognised is expected to be deducted for tax purposes.